Shareholders' Equity - Additional information (Detail) $ in Thousands			12 Months Ended
	Jan. 25, 2019 BRL (R$) shares	Jul. 27, 2018 BRL (R$) shares	Dec. 31, 2019 BRL (R$) shares	Dec. 31, 2018 BRL (R$) shares	Dec. 31, 2017 BRL (R$)	Dec. 31, 2019 USD ($) shares	Apr. 30, 2019 shares	Jan. 21, 2019 shares	Jan. 16, 2019 shares	Oct. 28, 2018 shares	Jul. 20, 2018 BRL (R$) shares
Statement [Line Items]
Increase in equity			R$ 32,538,937,000	R$ 32,038,471,000							R$ 10,600,097,000
Number of shares issued | shares											1,514,299
shares issued on warrant and ADW exercise | shares										115,914
Share capital			4,337,475,000	R$ 11,613,980,000
Share issuance costs			R$ 423,644,000
Number of shares issued and fully paid | shares			5,954,205,000	2,455,974,000		5,954,205,000
Share capital authorized			R$ 38,038,701,741,490
Allocation of the profit offset prior years' accumulated losses			(9,000,434,000)	R$ 24,591,140,000	R$ (6,365,019,000)
Delivery of treasury shares			111,862,000
Capital reserves			R$ 3,906,771,000	R$ 11,532,995,000
Private Placement
Statement [Line Items]
Number of shares issued | shares			272,148,705			272,148,705
Bratel [Member]
Statement [Line Items]
Number of shares issued | shares							33,800,000
Judicial Reorganisation
Statement [Line Items]
Number of shares issued | shares	3,225,806,451
Judicial Reorganisation | Backstop Investors [Member] | Private Placement
Statement [Line Items]
Number of shares issued | shares	272,148,705
Commitment Agreement
Statement [Line Items]
Commitement fees			R$ 337,464,000
Share issuance costs			86,180,000
Treasury shares
Statement [Line Items]
Increase in equity		R$ 2,727,842,000
Number of shares issued | shares		116,251,405
Delivery of treasury shares		R$ 773,072,000	2,772,507,000
Other capital reserves
Statement [Line Items]
Delivery of treasury shares			2,462,799,000
Capital reserves	R$ 3,837,009,000					$ 1,933,200
Capital Increases New Funds One [Member]
Statement [Line Items]
Increase in equity			R$ 4,000,000,000
Number of shares issued | shares			3,225,806,451			3,225,806,451
Capital Increase Scheme [Member]
Statement [Line Items]
Number of shares issued | shares	1,604,268,162
shares issued on warrant exercise | shares	275,985
Share capital	R$ 500,466,000
Common shares
Statement [Line Items]
Number of shares issued | shares								91,080,933	1,530,457,356
Number of shares issued and fully paid | shares	1,604,268,162		5,796,478,000	2,298,247,000		5,796,478,000
Allocation of the profit offset prior years' accumulated losses			R$ (8,764,803,000)	R$ 22,036,074,000	(4,896,241,000)
Common shares | Bratel [Member]
Statement [Line Items]
Number of shares issued | shares							32,000,000
Preferred shares
Statement [Line Items]
Number of shares issued and fully paid | shares			157,727,000	157,727,000		157,727,000
Allocation of the profit offset prior years' accumulated losses			R$ (235,631,000)	R$ 2,555,066,000	R$ (1,468,778,000)
Preferred shares | Bratel [Member]
Statement [Line Items]
Number of shares issued | shares							1,800,000
Shares Repurchased ,Value During The Period			R$ 2,572,000
Purchase of treasury sharesshares | shares			1,800,000
Fair value
Statement [Line Items]
Increase in equity											R$ 11,613,980,000